TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 35,100		SFr 36,200
Securities lending transactions	800		15,700
Obligation to return securities received as collateral, at fair value	7,386	SFr 8,084	15,017
Total	43,300		66,900
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,700		9,600
Securities lending transactions	200		300
Obligation to return securities received as collateral, at fair value	800		600
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,300		4,600
Securities lending transactions	0		300
Obligation to return securities received as collateral, at fair value	100		0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	300		500
Securities lending transactions	200		1,000
Obligation to return securities received as collateral, at fair value	2,800		10,800
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	3,600		5,600
Securities lending transactions	200		200
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	19,200		15,900
Securities lending transactions	200		13,900
Obligation to return securities received as collateral, at fair value	3,700		3,600
No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,000		5,200
Securities lending transactions	700		2,300
Obligation to return securities received as collateral, at fair value	7,400		15,000
Total	14,100		22,500
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	18,900		15,700
Securities lending transactions	0		1,700
Obligation to return securities received as collateral, at fair value	0		0
Total	18,900		17,400
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	3,300		6,000
Securities lending transactions	0		1,600
Obligation to return securities received as collateral, at fair value	0		0
Total	3,300		7,600
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,900		9,300
Securities lending transactions	100		10,100
Obligation to return securities received as collateral, at fair value	0		0
Total	7,000		19,400
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	35,200		36,300
Securities lending transactions	800		15,700
Obligation to return securities received as collateral, at fair value	7,386		15,017
Total	43,400		67,000
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,700		9,600
Securities lending transactions	200		300
Obligation to return securities received as collateral, at fair value	800		600
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,300		4,600
Securities lending transactions	0		300
Obligation to return securities received as collateral, at fair value	100		0
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	300		500
Securities lending transactions	200		1,000
Obligation to return securities received as collateral, at fair value	2,800		10,800
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	3,600		5,600
Securities lending transactions	200		200
Obligation to return securities received as collateral, at fair value	0		0
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	19,300		16,000
Securities lending transactions	200		13,900
Obligation to return securities received as collateral, at fair value	3,700		3,600
Bank | No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,000		5,300
Securities lending transactions	700		2,300
Obligation to return securities received as collateral, at fair value	7,400		15,000
Total	14,100		22,600
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	19,000		15,800
Securities lending transactions	0		1,700
Obligation to return securities received as collateral, at fair value	0		0
Total	19,000		17,500
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	3,300		6,000
Securities lending transactions	0		1,600
Obligation to return securities received as collateral, at fair value	0		0
Total	3,300		7,600
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,900		9,200
Securities lending transactions	100		10,100
Obligation to return securities received as collateral, at fair value	0		0
Total	SFr 7,000		SFr 19,300